CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (14,921,110)	$ (17,847,682)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	1,532,792	954,080
Depreciation and amortization expense	195,666	1,452,799
Amortization of license content assets	933,036	402,676
Amortization of right-of-use assets	118,719	107,248
Bad debt expense	20,000	208,791
Gain on extinguishment of debt	(490,051)	(579,486)
Loss on early extinguishment of convertible debt	944,614
Change in fair value of derivative	(164,708)
Warrants issued for consulting services	254,014
Warrants issued for severance		82,000
Stock-based compensation	3,948,272	7,528,800
Payment in kind for interest stock issuance	177,000	(41,979)
Gain on settlement of obligations		(13,900)
Loss on settlement of obligations		15,000
Equity method investment income		(1,551)
Impairment of intangible assets		2,390,799
Change in operating assets and liabilities:
Accounts receivable	(10,049,799)	(131,732)
Prepaid income tax	(1,842)	99,905
Inventory	210,494	11,979
Prepaid expenses	(741,364)	(231,450)
Deposit	(29,590)	227,000
Accounts payable	2,558,353	(175,305)
Accrued expenses	5,269,758
Accrued royalties	2,683,245
License contract liability	(1,109,750)	(1,451,000)
Operating lease liabilities	(123,453)	(107,558)
Deferred income	(47,252)	18,552
NET CASH USED IN OPERATING ACTIVITIES	(8,832,956)	(7,040,035)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition of EON Media Group, net of cash acquired		(750,000)
Cash paid for acquisition of EON Media Group, net of cash acquired		(749,937)
Purchase of property and equipment	(956,889)	2,752
Collection of note receivable		1,477
NET CASH USED IN INVESTING ACTIVITIES	(956,889)	(1,495,708)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	1,250,000	4,385,000
Proceeds from PPP loan		486,637
Proceeds from issuance of preferred stock		1,000,000
Proceeds from issuance of convertible debt	2,079,993	2,950,000
Proceeds from non-revolving line of credit	6,222,986
Repayment of convertible debt	(2,715,865)	(36,078)
Repayment of stockholder loans		(292,336)
Shares issued for cash		(1,000,000)
Share issuance costs		(80,134)
Reverse merger costs		80,134
Deferred offering costs	(500,092)
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,337,022	7,493,223
Change in cash and cash equivalents	(3,452,823)	(1,042,520)
Cash, beginning of period	4,162,548	1,971,923
Cash, end of period	709,725	929,403
SUPPLEMENTAL DISCLOSURES OF CASH FLOW STATEMENTS
Cash paid for interest	153,009	105,627
Cash paid for income taxes	1,051
SUPPLEMENTAL DISCLOSURES OF NON CASH INVESTING AND FINANCING ACTIVITIES
Common Stock issued to acquire intangible assets		2,671,233
Conversion of convertible debenture to common stock		376,356
Common Stock issued for equity investment in unconsolidated entity		863,480
Common Stock issued for acquisition		5,689,755
Early extinguishment of convertible debt	944,614
Payment in kind common stock payment	177,000	41,979
Warrants issued in conjunction with debt	3,036,970
Warrants issued as debt discount on convertible debenture		187,945
Beneficial conversion feature recorded as discounted debt	2,079,993	2,762,055
Prepaid common stock paid to consultant		200,000
Unpaid deferred offering costs	$ 40,017
Shares issued for common stock subscribed		485,144
Accrued interest rolled into convertible note		81,824
Common Stock issued for content license assets		2,260,799
Preferred shares issued for debt settlement		1,006,584
Preferred Stock Class A
SUPPLEMENTAL DISCLOSURES OF NON CASH INVESTING AND FINANCING ACTIVITIES
Conversion of Preferred stock to common stock		$ 307